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C000104752
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,526	$ 9,395	$ 9,417	$ 9,578	$ 9,760	$ 9,935	$ 10,008	$ 10,081	$ 10,147	$ 10,198	$ 10,438		$ 10,445	$ 10,584	$ 10,773	$ 10,861	$ 10,986	$ 11,492	$ 11,113	$ 10,927	$ 10,860	$ 11,016	$ 10,904	$ 11,157	$ 11,247	$ 11,276	$ 10,569	$ 10,703	$ 10,148	$ 10,500	$ 10,675	$ 10,782	$ 10,912	$ 10,629	$ 10,950	$ 10,958	$ 10,973	$ 11,004	$ 11,110	$ 11,240	$ 11,417	$ 11,473	$ 11,226	$ 10,692	$ 11,154	$ 11,346	$ 11,465	$ 11,792	$ 12,063	$ 11,895	$ 11,712	$ 12,302	$ 12,509	$ 12,402	$ 12,558	$ 12,755	$ 13,018	$ 13,182	$ 13,198	$ 13,157	$ 13,296	$ 12,952	$ 13,255	$ 13,059	$ 13,376	$ 13,030	$ 12,805	$ 12,805	$ 12,191	$ 12,242	$ 11,715	$ 12,104	$ 11,663	$ 10,901	$ 10,945	$ 11,620	$ 11,381	$ 11,852	$ 11,486	$ 11,887	$ 12,009	$ 11,791	$ 11,939	$ 12,000	$ 11,774	$ 11,294	$ 11,032	$ 11,669	$ 12,118	$ 12,056	$ 12,198	$ 12,421	$ 12,118	$ 12,475	$ 12,627	$ 12,930	$ 13,109	$ 13,287	$ 13,010	$ 13,323	$ 13,019	$ 13,201	$ 13,237	$ 12,982	$ 13,091	$ 13,356	$ 13,702	$ 13,693	$ 13,902	$ 14,248	$ 14,494	$ 14,540	$ 14,657	$ 15,021	$ 15,189	$ 14,395	$ 15,311	$ 15,731	$ 15,787	$ 15,581	$ 15,857
C000104753
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,047	9,899	9,922	10,078	10,265	10,444	10,507	10,577	10,647	10,694	10,935		10,935	11,083	11,263	11,348	11,477	11,991	11,588	11,390	11,319	11,469	11,343	11,604	11,690	11,714	10,971	11,106	10,522	10,885	11,054	11,159	11,288	10,982	11,313	11,313	11,321	11,345	11,450	11,571	11,745	11,795	11,536	10,985	11,444	11,637	11,754	12,088	12,356	12,172	11,979	12,573	12,774	12,663	12,809	13,005	13,262	13,424	13,432	13,373	13,509	13,159	13,450	13,244	13,554	13,205	12,963	12,954	12,327	12,372	11,835	12,220	11,763	10,993	11,020	11,692	11,443	11,918	11,550	11,935	12,052	11,828	11,971	12,025	11,792	11,300	11,031	11,658	12,103	12,031	12,167	12,385	12,067	12,421	12,567	12,857	13,030	13,194	12,912	13,212	12,905	13,070	13,107	12,850	12,951	13,199	13,530	13,512	13,705	14,045	14,275	14,312	14,419	14,774	14,924	14,139	15,027	15,428	15,475	15,260	15,758
C000104754
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,005,331	991,622	993,907	1,011,146	1,030,325	1,049,505	1,057,177	1,064,849	1,072,521	1,077,891	1,103,208		1,103,975	1,120,086	1,139,265	1,149,239	1,162,905	1,216,300	1,176,254	1,156,623	1,150,341	1,166,831	1,155,053	1,182,535	1,192,743	1,195,884	1,121,288	1,135,422	1,076,602	1,114,561	1,133,137	1,145,252	1,158,175	1,128,291	1,163,021	1,164,636	1,166,251	1,170,289	1,181,597	1,195,327	1,214,669	1,220,581	1,194,396	1,138,646	1,186,794	1,207,911	1,220,581	1,256,059	1,285,623	1,267,884	1,248,456	1,310,964	1,333,971	1,322,644	1,340,071	1,360,982	1,388,864	1,407,161	1,409,775	1,404,547	1,420,231	1,383,636	1,415,874	1,394,963	1,429,455	1,393,534	1,369,587	1,369,587	1,304,194	1,309,720	1,254,457	1,295,904	1,248,931	1,167,880	1,172,485	1,244,326	1,218,947	1,270,164	1,231,984	1,274,820	1,287,857	1,265,508	1,281,338	1,287,857	1,263,645	1,212,429	1,185,424	1,253,402	1,301,898	1,296,167	1,311,449	1,335,329	1,302,853	1,341,060	1,358,253	1,391,684	1,410,787	1,429,891	1,401,236	1,433,711	1,401,904	1,421,456	1,426,344	1,398,971	1,411,680	1,440,031	1,477,180	1,477,180	1,499,665	1,537,793	1,564,188	1,570,054	1,582,680	1,621,870	1,640,962	1,554,543	1,654,026	1,700,250	1,706,279	1,685,177	1,714,318
C000092730
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,533	9,385	9,673	9,875	10,099	10,350	10,443	10,555	10,648	10,727	11,064		11,051	11,296	11,593	11,765	11,919	12,679	12,149	11,891	11,772	12,037	11,870	12,211	12,267	12,288	11,228	11,493	10,495	11,207	11,544	11,786	12,080	11,427	12,080	12,102	12,109	12,212	12,462	12,755	13,155	13,139	12,274	11,089	12,018	12,547	12,771	13,500	14,276	13,788	13,451	14,741	15,287	15,131	15,721	16,296	16,928	17,297	17,297	17,174	17,518	16,805	17,576	17,149	17,919	17,382	16,955	17,187	15,973	16,084	14,981	15,769	15,157	13,729	14,499	15,750	15,240	15,995	15,475	16,151	16,475	16,053	16,749	17,287	16,739	15,936	15,564	16,710	17,426	17,278	18,022	18,596	18,139	18,936	19,245	19,744	20,031	20,287	19,925	20,712	19,985	20,471	20,195	19,433	19,544	20,593	21,365	21,531	21,940	22,713	23,265	23,298	23,597	24,351	24,598	22,921	25,144	26,132	26,236	25,820	26,484
C000092731
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,055	9,890	10,192	10,394	10,626	10,886	10,977	11,089	11,180	11,251	11,601		11,580	11,826	12,128	12,296	12,455	13,241	12,675	12,403	12,271	12,536	12,352	12,705	12,756	12,764	11,653	11,925	10,884	11,609	11,955	12,202	12,495	11,809	12,480	12,495	12,495	12,595	12,850	13,135	13,546	13,520	12,619	11,391	12,335	12,877	13,095	13,838	14,614	14,113	13,763	15,065	15,614	15,452	16,040	16,611	17,250	17,608	17,600	17,472	17,813	17,071	17,847	17,395	18,167	17,613	17,172	17,393	16,158	16,254	15,135	15,919	15,288	13,843	14,609	15,862	15,335	16,090	15,556	16,220	16,542	16,110	16,784	17,317	16,754	15,949	15,566	16,703	17,400	17,248	17,975	18,539	18,073	18,854	19,158	19,635	19,906	20,145	19,776	20,546	19,815	20,285	19,994	19,232	19,322	20,353	21,103	21,249	21,641	22,391	22,929	22,940	23,221	23,944	24,167	22,512	24,679	25,625	25,717	25,297	26,317
C000092732
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,006,065	990,566	1,021,563	1,043,527	1,066,561	1,093,784	1,103,556	1,116,120	1,126,590	1,134,269	1,170,565		1,169,867	1,195,694	1,227,104	1,245,252	1,261,858	1,343,078	1,286,962	1,259,643	1,247,829	1,275,887	1,258,166	1,295,084	1,301,730	1,303,206	1,190,975	1,219,772	1,114,141	1,189,715	1,226,334	1,252,045	1,283,210	1,213,868	1,283,989	1,286,326	1,287,884	1,298,792	1,326,061	1,357,226	1,400,109	1,399,257	1,307,223	1,180,250	1,279,953	1,337,049	1,360,909	1,438,456	1,521,116	1,469,986	1,435,048	1,572,246	1,630,816	1,615,068	1,678,061	1,739,304	1,807,546	1,846,917	1,847,792	1,834,668	1,872,289	1,796,172	1,879,288	1,832,918	1,916,047	1,859,576	1,814,003	1,839,761	1,709,978	1,721,866	1,603,971	1,689,172	1,623,785	1,471,215	1,554,435	1,688,182	1,633,368	1,715,246	1,659,611	1,732,041	1,767,732	1,723,644	1,797,124	1,855,909	1,797,124	1,712,097	1,672,207	1,796,075	1,872,026	1,857,178	1,937,130	1,999,950	1,950,836	2,037,641	2,071,907	2,125,589	2,156,428	2,183,840	2,145,006	2,230,669	2,153,543	2,207,055	2,176,137	2,095,275	2,107,166	2,221,324	2,304,564	2,323,591	2,367,589	2,450,829	2,512,665	2,516,232	2,548,882	2,631,693	2,656,957	2,477,300	2,717,311	2,825,385	2,838,018	2,793,103	2,864,685
C000014185
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,768	9,498	9,336	8,897	9,394	9,676	10,013	10,347	10,774	11,032	11,595		11,956	11,980	12,468	12,848	13,290	14,359	13,709	13,583	13,348	13,746	13,447	13,264	12,876	12,787	11,492	12,147	11,965	12,811	13,340	13,915	14,001	13,012	13,794	13,599	13,346	13,317	13,984	13,875	14,746	14,092	14,145	12,844	13,801	13,670	14,555	15,530	16,207	15,761	16,148	17,205	18,452	19,355	19,440	19,113	19,388	19,807	19,074	17,706	17,582	16,986	17,176	16,672	16,673	16,246	15,427	13,541	13,052	13,334	14,071	13,045	12,997	11,317	9,273	12,412	12,889	14,371	13,101	13,079	12,422	11,043	11,400	12,458	11,532	10,991	10,714	11,094	10,656	9,183	9,705	9,801	10,387	10,775	10,609	10,125	10,054	11,987	11,559	11,132	11,646	11,832	12,812	13,339	12,691	13,088	13,549	13,946	14,699	15,825	15,274	14,959	14,681	15,117	14,385	13,488	14,237	13,710	13,266	14,031	13,932
C000014187
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,304	10,010	9,830	9,364	9,884	10,175	10,523	10,865	11,307	11,572	12,154		12,527	12,543	13,047	13,436	13,889	14,997	14,312	14,173	13,923	14,330	14,005	13,807	13,396	13,297	11,939	12,612	12,422	13,287	13,827	14,418	14,501	13,471	14,266	14,056	13,789	13,751	14,431	14,310	15,198	14,516	14,569	13,217	14,195	14,050	14,949	15,939	16,628	16,162	16,543	17,625	18,885	19,805	19,877	19,532	19,798	20,215	19,453	18,052	17,915	17,297	17,477	16,952	16,946	16,505	15,663	13,734	13,233	13,514	14,251	13,203	13,150	11,441	9,369	12,535	13,007	14,489	13,202	13,169	12,505	11,105	11,461	12,514	11,575	11,032	10,741	11,113	10,662	9,193	9,706	9,795	10,379	10,750	10,582	10,096	10,016	11,936	11,503	11,069	11,572	11,752	12,721	13,232	12,577	12,963	13,412	13,797	14,533	15,645	15,080	14,766	14,481	14,899	14,164	13,275	14,010	13,483	13,039	13,774	13,674
C000014184
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,030,717	1,002,438	985,373	939,247	992,440	1,022,484	1,058,438	1,093,407	1,139,212	1,166,794	1,226,882		1,264,806	1,268,254	1,319,969	1,360,356	1,407,534	1,521,107	1,452,743	1,440,063	1,415,253	1,457,705	1,426,279	1,407,534	1,366,736	1,357,364	1,220,084	1,290,102	1,271,429	1,361,206	1,417,619	1,479,492	1,488,591	1,384,256	1,467,360	1,446,736	1,420,652	1,417,619	1,489,198	1,477,672	1,570,873	1,501,783	1,508,064	1,369,254	1,471,634	1,458,444	1,553,287	1,657,551	1,730,410	1,683,303	1,724,757	1,838,443	1,972,259	2,069,278	2,078,980	2,044,330	2,074,129	2,119,173	2,041,558	1,896,030	1,882,863	1,819,107	1,839,897	1,786,537	1,786,615	1,741,439	1,654,003	1,452,171	1,399,709	1,430,312	1,509,733	1,399,709	1,395,337	1,215,364	996,045	1,333,403	1,385,367	1,544,356	1,408,521	1,406,205	1,335,972	1,187,788	1,226,378	1,340,603	1,241,813	1,183,929	1,154,601	1,195,506	1,147,615	989,786	1,046,034	1,056,948	1,119,911	1,161,887	1,144,257	1,093,047	1,085,491	1,293,690	1,248,357	1,202,183	1,258,133	1,278,772	1,384,548	1,441,306	1,371,649	1,414,647	1,465,385	1,508,383	1,590,940	1,713,056	1,652,858	1,620,179	1,590,020	1,637,274	1,557,642	1,461,383	1,543,641	1,485,886	1,438,631	1,521,764	1,511,263
C000014191
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,475	8,624	8,607	8,745	8,975	9,493	9,551	9,781	9,724	10,069	10,137		10,281	10,329	9,983	10,233	10,165	10,717	10,204	10,046	10,175	10,332	10,530	11,201	11,546	11,763	11,023	11,684	10,772	11,488	11,748	11,976	11,613	11,385	12,205	12,049	12,049	11,966	12,485	13,056	13,572	13,353	12,487	12,071	13,419	13,923	13,781	14,285	14,669	14,439	13,781	14,789	15,341	15,282	15,070	15,400	16,037	16,367	16,814	17,392	17,981	16,932	18,063	17,274	18,725	17,060	17,124	18,059	17,124	17,009	16,714	17,278	15,946	15,241	16,368	17,239	16,959	16,866	16,238	16,893	17,494	16,959	17,467	17,681	17,574	16,906	16,171	17,173	17,920	18,386	18,990	19,346	18,565	19,223	19,730	20,361	21,471	20,868	19,894	19,771	18,552	19,770	20,000	19,197	18,853	18,179	18,365	17,634	18,494	18,437	19,082	20,544	20,460	20,522	20,830	19,243	19,074	19,212	20,337	20,460	21,164
C000014193
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,991	9,093	9,075	9,199	9,447	9,973	10,033	10,271	10,212	10,559	10,628		10,767	10,817	10,450	10,698	10,618	11,189	10,648	10,485	10,597	10,771	10,965	11,648	12,005	12,219	11,444	12,127	11,175	11,909	12,164	12,398	12,015	11,771	12,611	12,440	12,430	12,324	12,855	13,429	13,958	13,725	12,825	12,380	13,769	14,281	14,114	14,625	15,003	14,758	14,081	15,103	15,655	15,584	15,359	15,690	16,329	16,660	17,097	17,677	18,256	17,180	18,315	17,511	18,972	17,265	17,329	18,259	17,304	17,176	16,871	17,418	16,081	15,356	16,476	17,342	17,041	16,949	16,313	16,949	17,545	17,002	17,492	17,704	17,585	16,896	16,167	17,147	17,878	18,326	18,923	19,276	18,475	19,127	19,615	20,240	21,312	20,715	19,724	19,602	18,363	19,567	19,794	18,972	18,632	17,952	18,122	17,385	18,235	18,150	18,774	20,205	20,100	20,161	20,448	18,875	18,694	18,830	19,919	20,025	20,705
C000081646
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,000,882	910,935	910,053	923,384	949,199	1,002,815	1,009,765	1,034,587	1,028,630	1,065,367	1,072,317		1,088,203	1,094,160	1,057,424	1,083,239	1,076,222	1,135,389	1,081,322	1,065,001	1,078,262	1,096,624	1,117,026	1,188,435	1,225,159	1,248,621	1,170,072	1,240,460	1,143,967	1,220,232	1,248,159	1,272,865	1,234,195	1,210,564	1,297,570	1,281,458	1,281,458	1,272,865	1,328,720	1,388,873	1,444,651	1,421,936	1,329,942	1,285,649	1,429,886	1,484,402	1,468,501	1,523,016	1,563,903	1,540,052	1,469,637	1,577,532	1,637,445	1,631,340	1,609,361	1,644,772	1,713,151	1,748,562	1,796,184	1,858,458	1,921,953	1,809,615	1,931,722	1,848,689	2,003,808	1,825,986	1,832,621	1,933,475	1,832,621	1,822,005	1,791,484	1,851,200	1,709,208	1,634,895	1,754,327	1,848,546	1,818,650	1,810,333	1,742,410	1,813,105	1,878,255	1,820,036	1,875,482	1,899,047	1,887,958	1,817,263	1,738,252	1,844,987	1,927,315	1,977,172	2,042,698	2,081,159	1,997,114	2,069,763	2,123,893	2,193,692	2,311,924	2,249,247	2,143,835	2,131,015	1,999,397	2,130,602	2,157,440	2,070,963	2,035,180	1,962,122	1,981,505	1,903,974	1,997,906	1,990,451	2,060,527	2,218,570	2,210,607	2,218,616	2,252,256	2,080,854	2,061,631	2,079,252	2,200,995	2,213,810	2,290,701
C000014194
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	10,000	9,102	9,086	9,222	9,468	10,009	10,066	10,313	10,256	10,607	10,683		10,825	10,882	10,512	10,768	10,691	11,276	10,740	10,574	10,691	10,867	11,071	11,772	12,132	12,356	11,577	12,269	11,313	12,066	12,321	12,565	12,189	11,934	12,800	12,627	12,627	12,535	13,075	13,675	14,214	13,979	13,081	12,632	14,043	14,567	14,417	14,941	15,336	15,090	14,396	15,443	16,023	15,966	15,738	16,069	16,741	17,083	17,539	18,143	18,747	17,653	18,826	18,006	19,521	17,765	17,839	18,809	17,826	17,704	17,397	17,974	16,599	15,862	17,016	17,912	17,623	17,534	16,871	17,547	18,171	17,610	18,120	18,350	18,235	17,534	16,782	17,802	18,581	19,050	19,675	20,053	19,232	19,910	20,431	21,083	22,216	21,604	20,574	20,457	19,177	20,437	20,681	19,841	19,488	18,784	18,974	18,215	19,095	19,028	19,692	21,196	21,100	21,172	21,490	19,830	19,657	19,801	20,956	21,071	21,793
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	10,053	9,859	10,000	10,240	10,487	10,778	10,892	11,054	11,288	11,331	11,602		11,619	11,879	12,104	12,366	12,533	13,195	12,648	12,373	12,515	12,593	12,587	12,980	13,141	13,214	12,244	12,383	11,441	12,332	12,703	12,869	13,326	12,557	13,384	13,451	13,175	13,456	13,798	14,182	14,607	14,518	13,291	11,532	12,792	13,410	13,765	14,423	15,387	14,856	14,400	16,242	16,930	16,762	17,192	17,764	18,590	18,858	19,139	19,482	19,967	19,138	20,222	19,779	20,624	19,533	19,039	19,561	17,936	17,950	16,395	17,697	16,957	15,380	16,485	17,631	16,882	18,077	17,642	18,188	18,506	18,322	19,430	20,082	19,603	18,757	18,213	19,920	20,898	21,149	22,046	22,754	21,909	22,887	23,353	23,765	24,393	24,839	24,347	25,464	24,800	25,675	25,491	24,356	24,572	26,027	27,150	27,499	28,217	29,124	29,707	29,791	30,032	30,704	30,929	28,959	31,736	33,181	32,943	33,112	33,965
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	10,053	9,859	10,000	10,240	10,487	10,778	10,892	11,054	11,288	11,331	11,602		11,619	11,879	12,104	12,366	12,533	13,195	12,648	12,373	12,515	12,593	12,587	12,980	13,141	13,214	12,244	12,383	11,441	12,332	12,703	12,869	13,326	12,557	13,384	13,451	13,175	13,456	13,798	14,182	14,607	14,518	13,291	11,532	12,792	13,410	13,765	14,423	15,387	14,856	14,400	16,242	16,930	16,762	17,192	17,764	18,590	18,858	19,139	19,482	19,967	19,138	20,222	19,779	20,624	19,533	19,039	19,561	17,936	17,950	16,395	17,697	16,957	15,380	16,485	17,631	16,882	18,077	17,642	18,188	18,506	18,322	19,430	20,082	19,603	18,757	18,213	19,920	20,898	21,149	22,046	22,754	21,909	22,887	23,353	23,765	24,393	24,839	24,347	25,464	24,800	25,675	25,491	24,356	24,572	26,027	27,150	27,499	28,217	29,124	29,707	29,791	30,032	30,704	30,929	28,959	31,736	33,181	32,943	33,112	33,965
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	1,000,000	1,005,312	985,856	1,000,032	1,023,961	1,048,674	1,077,768	1,089,249	1,105,377	1,128,761	1,133,104	1,160,221		1,161,855	1,187,932	1,210,382	1,236,608	1,253,332	1,319,508	1,264,844	1,237,275	1,251,493	1,259,335	1,258,734	1,298,049	1,314,109	1,321,427	1,224,397	1,238,306	1,144,148	1,233,169	1,270,250	1,286,934	1,332,568	1,255,678	1,338,421	1,345,050	1,317,538	1,345,576	1,379,818	1,418,246	1,460,734	1,451,843	1,329,126	1,153,226	1,279,209	1,341,005	1,376,476	1,442,329	1,538,697	1,485,613	1,440,042	1,624,168	1,693,027	1,676,201	1,719,152	1,776,352	1,859,024	1,885,804	1,913,915	1,948,195	1,996,683	1,913,779	2,022,177	1,977,865	2,062,399	1,953,276	1,903,875	1,956,124	1,793,622	1,794,980	1,639,496	1,769,666	1,695,680	1,538,049	1,648,501	1,763,122	1,688,247	1,807,701	1,764,247	1,818,761	1,850,643	1,832,168	1,942,973	2,008,243	1,960,275	1,875,711	1,821,286	1,992,035	2,089,833	2,114,912	2,204,579	2,275,423	2,190,903	2,288,731	2,335,302	2,376,456	2,439,267	2,483,939	2,434,666	2,546,384	2,480,024	2,567,540	2,549,061	2,435,576	2,457,221	2,602,668	2,714,981	2,749,930	2,821,663	2,912,368	2,970,689	2,979,081	3,003,162	3,070,370	3,092,861	2,895,861	3,173,627	3,318,094	3,294,285	3,311,191	3,396,519
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value	10,000	10,061	9,891	9,966	10,181	10,459	10,753	10,884	11,054	11,298	11,349	11,667		11,711	11,938	12,185	12,421	12,622	13,334	12,774	12,500	12,620	12,635	12,567	12,946	13,048	13,104	12,122	12,300	11,433	12,336	12,666	12,825	13,258	12,472	13,289	13,327	13,011	13,285	13,649	13,982	14,474	14,314	13,158	11,382	12,601	13,149	13,569	14,287	15,161	14,672	14,316	16,080	16,827	16,751	17,139	17,596	18,366	18,651	18,897	19,027	19,504	18,698	19,652	19,179	19,946	18,967	18,477	18,877	17,366	17,386	15,921	17,033	16,406	14,835	15,730	16,950	16,283	17,451	16,950	17,473	17,724	17,534	18,552	19,232	18,694	17,921	17,382	18,987	19,899	20,015	20,874	21,530	20,819	21,665	22,147	22,504	23,076	23,612	23,082	23,945	23,379	24,163	24,018	23,069	23,284	24,622	25,728	26,077	26,721	27,689	28,309	28,305	28,601	29,449	29,827	27,685	30,502	32,075	31,818	31,842	32,693
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value	10,000	10,061	9,891	9,966	10,181	10,459	10,753	10,884	11,054	11,298	11,349	11,667		11,711	11,938	12,185	12,421	12,622	13,334	12,774	12,500	12,620	12,635	12,567	12,946	13,048	13,104	12,122	12,300	11,433	12,336	12,666	12,825	13,258	12,472	13,289	13,327	13,011	13,285	13,649	13,982	14,474	14,314	13,158	11,382	12,601	13,149	13,569	14,287	15,161	14,672	14,316	16,080	16,827	16,751	17,139	17,596	18,366	18,651	18,897	19,027	19,504	18,698	19,652	19,179	19,946	18,967	18,477	18,877	17,366	17,386	15,921	17,033	16,406	14,835	15,730	16,950	16,283	17,451	16,950	17,473	17,724	17,534	18,552	19,232	18,694	17,921	17,382	18,987	19,899	20,015	20,874	21,530	20,819	21,665	22,147	22,504	23,076	23,612	23,082	23,945	23,379	24,163	24,018	23,069	23,284	24,622	25,728	26,077	26,721	27,689	28,309	28,305	28,601	29,449	29,827	27,685	30,502	32,075	31,818	31,842	32,693
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value	1,000,000	1,006,129	989,052	996,568	1,018,096	1,045,934	1,075,274	1,088,428	1,105,391	1,129,801	1,134,939	1,166,656		1,171,126	1,193,752	1,218,541	1,242,130	1,262,155	1,333,361	1,277,362	1,250,018	1,261,955	1,263,531	1,256,688	1,294,586	1,304,757	1,310,435	1,212,233	1,229,962	1,143,330	1,233,607	1,266,603	1,282,532	1,325,837	1,247,190	1,328,855	1,332,749	1,301,133	1,328,511	1,364,871	1,398,189	1,447,427	1,431,439	1,315,822	1,138,181	1,260,109	1,314,912	1,356,927	1,428,691	1,516,134	1,467,249	1,431,582	1,608,043	1,682,704	1,675,051	1,713,851	1,759,627	1,836,562	1,865,143	1,889,724	1,902,743	1,950,367	1,869,798	1,965,239	1,917,915	1,994,633	1,896,671	1,847,686	1,887,705	1,736,609	1,738,642	1,592,081	1,703,260	1,640,554	1,483,505	1,573,030	1,695,040	1,628,338	1,745,053	1,695,039	1,747,302	1,772,415	1,753,431	1,855,237	1,923,154	1,869,413	1,792,112	1,738,228	1,898,660	1,989,860	2,001,525	2,087,417	2,152,955	2,081,923	2,166,477	2,214,729	2,250,447	2,307,601	2,361,209	2,308,207	2,394,543	2,337,860	2,416,333	2,401,776	2,306,894	2,328,410	2,462,244	2,572,802	2,607,694	2,672,080	2,768,921	2,830,851	2,830,536	2,860,077	2,944,863	2,982,721	2,768,510	3,050,166	3,207,544	3,181,815	3,184,249	3,269,271
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI China Index
Accumulated Value	10,000	10,253	10,054	9,934	9,527	10,174	10,534	10,759	11,046	11,629	11,896	12,953		13,500	13,640	14,182	14,403	14,679	16,512	15,454	14,946	14,942	15,217	14,422	14,063	13,529	13,340	11,810	12,675	11,908	13,225	13,681	14,015	14,327	12,452	13,452	13,379	12,819	12,816	13,333	13,571	14,701	13,995	14,131	13,200	14,033	13,964	15,218	16,655	17,600	17,119	18,025	18,525	19,037	20,439	20,227	18,956	19,219	19,367	19,386	16,702	16,703	15,864	16,365	15,387	14,903	14,463	13,899	12,788	12,265	12,410	13,224	11,968	11,995	10,249	8,526	11,059	11,634	13,005	11,656	12,182	11,554	10,580	10,999	12,183	11,092	10,786	10,327	10,587	10,332	9,235	10,010	10,105	10,771	11,030	10,821	10,678	10,785	13,363	12,573	12,015	12,338	12,452	13,916	14,192	13,586	13,958	14,476	15,172	15,921	17,473	16,807	16,387	16,184	16,944	15,967	14,738	15,273	14,810	13,761	14,999	14,948
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI China Index
Accumulated Value	10,000	10,253	10,054	9,934	9,527	10,174	10,534	10,759	11,046	11,629	11,896	12,953		13,500	13,640	14,182	14,403	14,679	16,512	15,454	14,946	14,942	15,217	14,422	14,063	13,529	13,340	11,810	12,675	11,908	13,225	13,681	14,015	14,327	12,452	13,452	13,379	12,819	12,816	13,333	13,571	14,701	13,995	14,131	13,200	14,033	13,964	15,218	16,655	17,600	17,119	18,025	18,525	19,037	20,439	20,227	18,956	19,219	19,367	19,386	16,702	16,703	15,864	16,365	15,387	14,903	14,463	13,899	12,788	12,265	12,410	13,224	11,968	11,995	10,249	8,526	11,059	11,634	13,005	11,656	12,182	11,554	10,580	10,999	12,183	11,092	10,786	10,327	10,587	10,332	9,235	10,010	10,105	10,771	11,030	10,821	10,678	10,785	13,363	12,573	12,015	12,338	12,452	13,916	14,192	13,586	13,958	14,476	15,172	15,921	17,473	16,807	16,387	16,184	16,944	15,967	14,738	15,273	14,810	13,761	14,999	14,948
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI China Index
Accumulated Value	1,000,000	1,025,273	1,005,418	993,384	952,740	1,017,407	1,053,408	1,075,898	1,104,590	1,162,868	1,189,635	1,295,339		1,349,963	1,363,990	1,418,200	1,440,307	1,467,879	1,651,189	1,545,446	1,494,579	1,494,225	1,521,668	1,442,237	1,406,264	1,352,880	1,333,953	1,180,958	1,267,519	1,190,805	1,322,495	1,368,147	1,401,473	1,432,692	1,245,195	1,345,194	1,337,904	1,281,904	1,281,578	1,333,312	1,357,086	1,470,134	1,399,521	1,413,130	1,319,951	1,403,296	1,396,369	1,521,788	1,665,506	1,760,031	1,711,938	1,802,486	1,852,470	1,903,735	2,043,908	2,022,744	1,895,620	1,921,928	1,936,712	1,938,608	1,670,242	1,670,309	1,586,413	1,636,472	1,538,745	1,490,256	1,446,293	1,389,890	1,278,753	1,226,532	1,240,988	1,322,394	1,196,805	1,199,478	1,024,901	852,618	1,105,916	1,163,435	1,300,495	1,165,571	1,218,208	1,155,384	1,057,964	1,099,940	1,218,279	1,109,177	1,078,634	1,032,657	1,058,683	1,033,160	923,522	1,001,044	1,010,485	1,077,137	1,102,973	1,082,132	1,067,756	1,078,484	1,336,293	1,257,259	1,201,479	1,233,793	1,245,152	1,391,616	1,419,162	1,358,564	1,395,796	1,447,649	1,517,194	1,592,095	1,747,347	1,680,662	1,638,654	1,618,400	1,694,413	1,596,683	1,473,795	1,527,345	1,481,044	1,376,106	1,499,929	1,494,793
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	10,053	9,859	10,000	10,240	10,487	10,778	10,892	11,054	11,288	11,331	11,602		11,619	11,879	12,104	12,366	12,533	13,195	12,648	12,373	12,515	12,593	12,587	12,980	13,141	13,214	12,244	12,383	11,441	12,332	12,703	12,869	13,326	12,557	13,384	13,451	13,175	13,456	13,798	14,182	14,607	14,518	13,291	11,532	12,792	13,410	13,765	14,423	15,387	14,856	14,400	16,242	16,930	16,762	17,192	17,764	18,590	18,858	19,139	19,482	19,967	19,138	20,222	19,779	20,624	19,533	19,039	19,561	17,936	17,950	16,395	17,697	16,957	15,380	16,485	17,631	16,882	18,077	17,642	18,188	18,506	18,322	19,430	20,082	19,603	18,757	18,213	19,920	20,898	21,149	22,046	22,754	21,909	22,887	23,353	23,765	24,393	24,839	24,347	25,464	24,800	25,675	25,491	24,356	24,572	26,027	27,150	27,499	28,217	29,124	29,707	29,791	30,032	30,704	30,929	28,959	31,736	33,181	32,943	33,112	33,965
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	10,053	9,859	10,000	10,240	10,487	10,778	10,892	11,054	11,288	11,331	11,602		11,619	11,879	12,104	12,366	12,533	13,195	12,648	12,373	12,515	12,593	12,587	12,980	13,141	13,214	12,244	12,383	11,441	12,332	12,703	12,869	13,326	12,557	13,384	13,451	13,175	13,456	13,798	14,182	14,607	14,518	13,291	11,532	12,792	13,410	13,765	14,423	15,387	14,856	14,400	16,242	16,930	16,762	17,192	17,764	18,590	18,858	19,139	19,482	19,967	19,138	20,222	19,779	20,624	19,533	19,039	19,561	17,936	17,950	16,395	17,697	16,957	15,380	16,485	17,631	16,882	18,077	17,642	18,188	18,506	18,322	19,430	20,082	19,603	18,757	18,213	19,920	20,898	21,149	22,046	22,754	21,909	22,887	23,353	23,765	24,393	24,839	24,347	25,464	24,800	25,675	25,491	24,356	24,572	26,027	27,150	27,499	28,217	29,124	29,707	29,791	30,032	30,704	30,929	28,959	31,736	33,181	32,943	33,112	33,965
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	1,000,000	1,005,312	985,856	1,000,032	1,023,961	1,048,674	1,077,768	1,089,249	1,105,377	1,128,761	1,133,104	1,160,221		1,161,855	1,187,932	1,210,382	1,236,608	1,253,332	1,319,508	1,264,844	1,237,275	1,251,493	1,259,335	1,258,734	1,298,049	1,314,109	1,321,427	1,224,397	1,238,306	1,144,148	1,233,169	1,270,250	1,286,934	1,332,568	1,255,678	1,338,421	1,345,050	1,317,538	1,345,576	1,379,818	1,418,246	1,460,734	1,451,843	1,329,126	1,153,226	1,279,209	1,341,005	1,376,476	1,442,329	1,538,697	1,485,613	1,440,042	1,624,168	1,693,027	1,676,201	1,719,152	1,776,352	1,859,024	1,885,804	1,913,915	1,948,195	1,996,683	1,913,779	2,022,177	1,977,865	2,062,399	1,953,276	1,903,875	1,956,124	1,793,622	1,794,980	1,639,496	1,769,666	1,695,680	1,538,049	1,648,501	1,763,122	1,688,247	1,807,701	1,764,247	1,818,761	1,850,643	1,832,168	1,942,973	2,008,243	1,960,275	1,875,711	1,821,286	1,992,035	2,089,833	2,114,912	2,204,579	2,275,423	2,190,903	2,288,731	2,335,302	2,376,456	2,439,267	2,483,939	2,434,666	2,546,384	2,480,024	2,567,540	2,549,061	2,435,576	2,457,221	2,602,668	2,714,981	2,749,930	2,821,663	2,912,368	2,970,689	2,979,081	3,003,162	3,070,370	3,092,861	2,895,861	3,173,627	3,318,094	3,294,285	3,311,191	3,396,519
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	10,053	9,859	10,000	10,240	10,487	10,778	10,892	11,054	11,288	11,331	11,602		11,619	11,879	12,104	12,366	12,533	13,195	12,648	12,373	12,515	12,593	12,587	12,980	13,141	13,214	12,244	12,383	11,441	12,332	12,703	12,869	13,326	12,557	13,384	13,451	13,175	13,456	13,798	14,182	14,607	14,518	13,291	11,532	12,792	13,410	13,765	14,423	15,387	14,856	14,400	16,242	16,930	16,762	17,192	17,764	18,590	18,858	19,139	19,482	19,967	19,138	20,222	19,779	20,624	19,533	19,039	19,561	17,936	17,950	16,395	17,697	16,957	15,380	16,485	17,631	16,882	18,077	17,642	18,188	18,506	18,322	19,430	20,082	19,603	18,757	18,213	19,920	20,898	21,149	22,046	22,754	21,909	22,887	23,353	23,765	24,393	24,839	24,347	25,464	24,800	25,675	25,491	24,356	24,572	26,027	27,150	27,499	28,217	29,124	29,707	29,791	30,032	30,704	30,929	28,959	31,736	33,181	32,943	33,112	33,965
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value	10,000	10,061	9,891	9,966	10,181	10,459	10,753	10,884	11,054	11,298	11,349	11,667		11,711	11,938	12,185	12,421	12,622	13,334	12,774	12,500	12,620	12,635	12,567	12,946	13,048	13,104	12,122	12,300	11,433	12,336	12,666	12,825	13,258	12,472	13,289	13,327	13,011	13,285	13,649	13,982	14,474	14,314	13,158	11,382	12,601	13,149	13,569	14,287	15,161	14,672	14,316	16,080	16,827	16,751	17,139	17,596	18,366	18,651	18,897	19,027	19,504	18,698	19,652	19,179	19,946	18,967	18,477	18,877	17,366	17,386	15,921	17,033	16,406	14,835	15,730	16,950	16,283	17,451	16,950	17,473	17,724	17,534	18,552	19,232	18,694	17,921	17,382	18,987	19,899	20,015	20,874	21,530	20,819	21,665	22,147	22,504	23,076	23,612	23,082	23,945	23,379	24,163	24,018	23,069	23,284	24,622	25,728	26,077	26,721	27,689	28,309	28,305	28,601	29,449	29,827	27,685	30,502	32,075	31,818	31,842	32,693
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	9,994	9,918	9,683	9,697	9,716	9,781	9,776	9,851	9,927	9,917	9,960		10,049	10,001	10,007	9,994	10,040	9,925	9,831	9,894	9,820	9,890	9,878	9,880	9,944	9,880	9,802	9,860	10,041	10,148	10,142	10,337	10,340	10,523	10,655	10,679	10,955	10,897	10,930	10,924	10,917	11,127	11,327	11,260	11,460	11,514	11,586	11,759	11,665	11,658	11,606	11,720	11,736	11,652	11,484	11,340	11,430	11,467	11,548	11,677	11,655	11,554	11,551	11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value	10,000	10,061	9,891	9,966	10,181	10,459	10,753	10,884	11,054	11,298	11,349	11,667		11,711	11,938	12,185	12,421	12,622	13,334	12,774	12,500	12,620	12,635	12,567	12,946	13,048	13,104	12,122	12,300	11,433	12,336	12,666	12,825	13,258	12,472	13,289	13,327	13,011	13,285	13,649	13,982	14,474	14,314	13,158	11,382	12,601	13,149	13,569	14,287	15,161	14,672	14,316	16,080	16,827	16,751	17,139	17,596	18,366	18,651	18,897	19,027	19,504	18,698	19,652	19,179	19,946	18,967	18,477	18,877	17,366	17,386	15,921	17,033	16,406	14,835	15,730	16,950	16,283	17,451	16,950	17,473	17,724	17,534	18,552	19,232	18,694	17,921	17,382	18,987	19,899	20,015	20,874	21,530	20,819	21,665	22,147	22,504	23,076	23,612	23,082	23,945	23,379	24,163	24,018	23,069	23,284	24,622	25,728	26,077	26,721	27,689	28,309	28,305	28,601	29,449	29,827	27,685	30,502	32,075	31,818	31,842	32,693
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	9,994	9,918	9,683	9,697	9,716	9,781	9,776	9,851	9,927	9,917	9,960		10,049	10,001	10,007	9,994	10,040	9,925	9,831	9,894	9,820	9,890	9,878	9,880	9,944	9,880	9,802	9,860	10,041	10,148	10,142	10,337	10,340	10,523	10,655	10,679	10,955	10,897	10,930	10,924	10,917	11,127	11,327	11,260	11,460	11,514	11,586	11,759	11,665	11,658	11,606	11,720	11,736	11,652	11,484	11,340	11,430	11,467	11,548	11,677	11,655	11,554	11,551	11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value	1,000,000	1,006,129	989,052	996,568	1,018,096	1,045,934	1,075,274	1,088,428	1,105,391	1,129,801	1,134,939	1,166,656		1,171,126	1,193,752	1,218,541	1,242,130	1,262,155	1,333,361	1,277,362	1,250,018	1,261,955	1,263,531	1,256,688	1,294,586	1,304,757	1,310,435	1,212,233	1,229,962	1,143,330	1,233,607	1,266,603	1,282,532	1,325,837	1,247,190	1,328,855	1,332,749	1,301,133	1,328,511	1,364,871	1,398,189	1,447,427	1,431,439	1,315,822	1,138,181	1,260,109	1,314,912	1,356,927	1,428,691	1,516,134	1,467,249	1,431,582	1,608,043	1,682,704	1,675,051	1,713,851	1,759,627	1,836,562	1,865,143	1,889,724	1,902,743	1,950,367	1,869,798	1,965,239	1,917,915	1,994,633	1,896,671	1,847,686	1,887,705	1,736,609	1,738,642	1,592,081	1,703,260	1,640,554	1,483,505	1,573,030	1,695,040	1,628,338	1,745,053	1,695,039	1,747,302	1,772,415	1,753,431	1,855,237	1,923,154	1,869,413	1,792,112	1,738,228	1,898,660	1,989,860	2,001,525	2,087,417	2,152,955	2,081,923	2,166,477	2,214,729	2,250,447	2,307,601	2,361,209	2,308,207	2,394,543	2,337,860	2,416,333	2,401,776	2,306,894	2,328,410	2,462,244	2,572,802	2,607,694	2,672,080	2,768,921	2,830,851	2,830,536	2,860,077	2,944,863	2,982,721	2,768,510	3,050,166	3,207,544	3,181,815	3,184,249	3,269,271
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000	999,414	991,770	968,311	969,676	971,579	978,109	977,596	985,140	992,723	991,724	995,991		1,004,925	1,000,139	1,000,718	999,434	1,004,021	992,458	983,050	989,354	981,996	989,004	987,788	988,022	994,380	987,977	980,169	986,020	1,004,135	1,014,798	1,014,210	1,033,685	1,033,950	1,052,304	1,065,519	1,067,862	1,095,533	1,089,698	1,092,980	1,092,424	1,091,662	1,112,671	1,132,697	1,126,032	1,146,048	1,151,384	1,158,637	1,175,943	1,166,451	1,165,812	1,160,606	1,171,994	1,173,609	1,165,195	1,148,369	1,134,029	1,142,988	1,146,722	1,154,779	1,167,691	1,165,468	1,155,377	1,155,059	1,158,476	1,155,512	1,130,617	1,118,004	1,086,944	1,045,696	1,052,438	1,035,928	1,061,240	1,031,253	986,696	973,916	1,009,733	1,005,178	1,036,102	1,009,313	1,034,952	1,041,224	1,029,887	1,026,214	1,025,498	1,018,948	993,055	977,383	1,021,645	1,060,753	1,057,840	1,042,894	1,052,524	1,025,939	1,043,332	1,053,210	1,077,810	1,093,298	1,107,936	1,080,461	1,091,884	1,074,015	1,079,713	1,103,468	1,103,883	1,108,222	1,100,287	1,117,205	1,114,258	1,127,585	1,139,886	1,147,008	1,154,135	1,152,428	1,153,658	1,172,551	1,151,886	1,153,181	1,156,768	1,159,558	1,144,450	1,148,905
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Health Care Index
Accumulated Value	10,000	9,987	9,297	9,306	9,452	9,659	10,217	10,250	10,443	10,671	10,961	10,969		11,077	11,226	11,080	11,331	11,324	11,958	11,422	11,184	11,291	11,345	11,495	12,202	12,562	12,817	11,974	12,627	11,608	12,206	12,447	12,553	12,229	11,936	12,741	12,600	12,596	12,583	13,211	13,835	14,306	14,103	13,139	12,664	14,134	14,705	14,508	15,103	15,414	15,201	14,460	15,754	16,240	16,413	15,967	16,358	16,982	17,332	17,851	18,515	19,029	18,032	18,793	18,122	19,457	18,019	17,939	18,803	17,932	18,020	17,448	18,018	16,933	16,266	17,633	18,624	18,403	18,284	17,538	18,109	18,742	17,974	18,547	18,787	18,642	18,036	17,294	18,286	19,095	19,608	20,049	20,521	19,710	20,236	20,619	21,294	22,463	21,794	20,743	20,562	19,310	20,545	20,776	20,295	19,911	19,187	19,465	18,886	19,858	20,050	20,672	22,351	22,174	22,417	23,065	21,154	21,103	21,507	22,582	22,909	23,759
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,002	9,819	10,183	10,384	10,581	11,001	11,014	11,127	11,284	11,354	11,588		11,623	11,863	12,140	12,512	12,651	13,376	12,883	12,555	12,604	12,907	12,987	13,470	13,909	13,988	13,032	13,297	12,097	13,066	13,486	13,748	14,304	13,395	14,339	14,546	14,315	14,583	14,899	15,440	15,906	15,899	14,591	12,788	14,428	15,115	15,416	16,285	17,455	16,792	16,346	18,135	18,832	18,642	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,566	22,442	21,970	23,977	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,323	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Health Care Index
Accumulated Value	10,000	9,987	9,297	9,306	9,452	9,659	10,217	10,250	10,443	10,671	10,961	10,969		11,077	11,226	11,080	11,331	11,324	11,958	11,422	11,184	11,291	11,345	11,495	12,202	12,562	12,817	11,974	12,627	11,608	12,206	12,447	12,553	12,229	11,936	12,741	12,600	12,596	12,583	13,211	13,835	14,306	14,103	13,139	12,664	14,134	14,705	14,508	15,103	15,414	15,201	14,460	15,754	16,240	16,413	15,967	16,358	16,982	17,332	17,851	18,515	19,029	18,032	18,793	18,122	19,457	18,019	17,939	18,803	17,932	18,020	17,448	18,018	16,933	16,266	17,633	18,624	18,403	18,284	17,538	18,109	18,742	17,974	18,547	18,787	18,642	18,036	17,294	18,286	19,095	19,608	20,049	20,521	19,710	20,236	20,619	21,294	22,463	21,794	20,743	20,562	19,310	20,545	20,776	20,295	19,911	19,187	19,465	18,886	19,858	20,050	20,672	22,351	22,174	22,417	23,065	21,154	21,103	21,507	22,582	22,909	23,759
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,002	9,819	10,183	10,384	10,581	11,001	11,014	11,127	11,284	11,354	11,588		11,623	11,863	12,140	12,512	12,651	13,376	12,883	12,555	12,604	12,907	12,987	13,470	13,909	13,988	13,032	13,297	12,097	13,066	13,486	13,748	14,304	13,395	14,339	14,546	14,315	14,583	14,899	15,440	15,906	15,899	14,591	12,788	14,428	15,115	15,416	16,285	17,455	16,792	16,346	18,135	18,832	18,642	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,566	22,442	21,970	23,977	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,323	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Health Care Index
Accumulated Value	1,000,000	998,682	929,748	930,578	945,203	965,864	1,021,719	1,024,978	1,044,335	1,067,108	1,096,060	1,096,879		1,107,685	1,122,575	1,108,042	1,133,096	1,132,355	1,195,817	1,142,206	1,118,444	1,129,123	1,134,461	1,149,547	1,220,164	1,256,240	1,281,698	1,197,421	1,262,679	1,160,819	1,220,580	1,244,670	1,255,274	1,222,914	1,193,620	1,274,142	1,259,971	1,259,593	1,258,271	1,321,088	1,383,514	1,430,637	1,410,306	1,313,907	1,266,442	1,413,443	1,470,475	1,450,803	1,510,310	1,541,354	1,520,141	1,445,978	1,575,398	1,624,043	1,641,339	1,596,701	1,635,794	1,698,242	1,733,170	1,785,103	1,851,526	1,902,892	1,803,151	1,879,271	1,812,183	1,945,660	1,801,902	1,793,858	1,880,252	1,793,158	1,801,999	1,744,836	1,801,797	1,693,263	1,626,587	1,763,274	1,862,377	1,840,318	1,828,409	1,753,803	1,810,868	1,874,184	1,797,438	1,854,727	1,878,665	1,864,194	1,803,564	1,729,396	1,828,560	1,909,460	1,960,751	2,004,918	2,052,115	1,971,005	2,023,648	2,061,944	2,129,370	2,246,342	2,179,380	2,074,300	2,056,189	1,931,039	2,054,537	2,077,635	2,029,457	1,991,067	1,918,694	1,946,455	1,888,646	1,985,798	2,004,972	2,067,162	2,235,131	2,217,402	2,241,688	2,306,469	2,115,381	2,110,320	2,150,733	2,258,203	2,290,852	2,375,934
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	1,000,189	981,944	1,018,311	1,038,439	1,058,134	1,100,148	1,101,432	1,112,743	1,128,403	1,135,446	1,158,793		1,162,341	1,186,318	1,214,001	1,251,234	1,265,146	1,337,581	1,288,281	1,255,542	1,260,359	1,290,711	1,298,656	1,346,983	1,390,875	1,398,792	1,303,184	1,329,741	1,209,678	1,306,616	1,348,569	1,374,774	1,430,438	1,339,537	1,433,942	1,454,551	1,431,511	1,458,295	1,489,881	1,543,962	1,590,562	1,589,938	1,459,056	1,278,844	1,442,783	1,511,500	1,541,560	1,628,481	1,745,537	1,679,212	1,634,556	1,813,481	1,883,206	1,864,193	1,915,598	1,999,493	2,106,204	2,120,914	2,170,427	2,221,985	2,289,546	2,183,059	2,336,009	2,319,822	2,423,788	2,298,364	2,229,548	2,312,330	2,110,690	2,114,563	1,940,019	2,118,897	2,032,484	1,845,295	1,994,693	2,106,165	1,984,819	2,109,533	2,058,063	2,133,623	2,166,925	2,176,344	2,320,147	2,394,681	2,356,554	2,244,199	2,197,011	2,397,654	2,506,581	2,548,702	2,684,791	2,771,174	2,657,986	2,789,782	2,889,885	2,925,062	2,996,014	3,060,000	3,032,250	3,210,247	3,133,720	3,220,986	3,178,958	2,999,842	2,979,501	3,167,044	3,328,097	3,402,789	3,471,769	3,598,489	3,682,743	3,691,769	3,694,029	3,747,593	3,719,112	3,533,918	3,904,720	4,110,236	4,071,094	4,068,511	4,179,309
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Health Care Index
Accumulated Value	10,000	9,987	9,297	9,306	9,452	9,659	10,217	10,250	10,443	10,671	10,961	10,969		11,077	11,226	11,080	11,331	11,324	11,958	11,422	11,184	11,291	11,345	11,495	12,202	12,562	12,817	11,974	12,627	11,608	12,206	12,447	12,553	12,229	11,936	12,741	12,600	12,596	12,583	13,211	13,835	14,306	14,103	13,139	12,664	14,134	14,705	14,508	15,103	15,414	15,201	14,460	15,754	16,240	16,413	15,967	16,358	16,982	17,332	17,851	18,515	19,029	18,032	18,793	18,122	19,457	18,019	17,939	18,803	17,932	18,020	17,448	18,018	16,933	16,266	17,633	18,624	18,403	18,284	17,538	18,109	18,742	17,974	18,547	18,787	18,642	18,036	17,294	18,286	19,095	19,608	20,049	20,521	19,710	20,236	20,619	21,294	22,463	21,794	20,743	20,562	19,310	20,545	20,776	20,295	19,911	19,187	19,465	18,886	19,858	20,050	20,672	22,351	22,174	22,417	23,065	21,154	21,103	21,507	22,582	22,909	23,759
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,002	$ 9,819	$ 10,183	$ 10,384	$ 10,581	$ 11,001	$ 11,014	$ 11,127	$ 11,284	$ 11,354	$ 11,588		$ 11,623	$ 11,863	$ 12,140	$ 12,512	$ 12,651	$ 13,376	$ 12,883	$ 12,555	$ 12,604	$ 12,907	$ 12,987	$ 13,470	$ 13,909	$ 13,988	$ 13,032	$ 13,297	$ 12,097	$ 13,066	$ 13,486	$ 13,748	$ 14,304	$ 13,395	$ 14,339	$ 14,546	$ 14,315	$ 14,583	$ 14,899	$ 15,440	$ 15,906	$ 15,899	$ 14,591	$ 12,788	$ 14,428	$ 15,115	$ 15,416	$ 16,285	$ 17,455	$ 16,792	$ 16,346	$ 18,135	$ 18,832	$ 18,642	$ 19,156	$ 19,995	$ 21,062	$ 21,209	$ 21,704	$ 22,220	$ 22,895	$ 21,831	$ 23,360	$ 23,198	$ 24,238	$ 22,984	$ 22,295	$ 23,123	$ 21,107	$ 21,146	$ 19,400	$ 21,189	$ 20,325	$ 18,453	$ 19,947	$ 21,062	$ 19,848	$ 21,095	$ 20,581	$ 21,336	$ 21,669	$ 21,763	$ 23,201	$ 23,947	$ 23,566	$ 22,442	$ 21,970	$ 23,977	$ 25,066	$ 25,487	$ 26,848	$ 27,712	$ 26,580	$ 27,898	$ 28,899	$ 29,251	$ 29,960	$ 30,600	$ 30,323	$ 32,102	$ 31,337	$ 32,210	$ 31,790	$ 29,998	$ 29,795	$ 31,670	$ 33,281	$ 34,028	$ 34,718	$ 35,985	$ 36,827	$ 36,918	$ 36,940	$ 37,476	$ 37,191	$ 35,339	$ 39,047	$ 41,102	$ 40,711	$ 40,685	$ 41,793